Schedule of estimated useful lives (Details)	Dec. 31, 2025
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Renovation [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Renovation [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years